Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LKCM Funds
Prospectus Date	rr_ProspectusDate	May 01, 2015
LKCM Fixed Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LKCM FIXED INCOME FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 31, 2016
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 46% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	46.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, whether or not you redeem your shares, your costs would be as follows:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of investment grade corporate and U.S. Government fixed income securities. The Fund typically invests in securities with short- to intermediate-term maturities (those with maturities from one to ten years) issued by corporations and other entities, the U.S. Government, and agencies or instrumentalities of the U.S. Government, and cash equivalent securities. Investment grade debt securities are considered to be those rated within the four highest ratings assigned by nationally recognized statistical rating organizations.

The Fund seeks to maintain an average effective maturity between three and 10 years under normal market and economic conditions. The effective maturity of securities with sinking fund or other early redemption features will be estimated by the Adviser, based upon prevailing interest rate trends and the issuer’s financial position. The average effective maturity may be less than three years if the Adviser believes a temporary, defensive posture is appropriate.

		The Fund may invest in all types of domestic or U.S. dollar-denominated foreign fixed income securities in any proportion, including bonds, notes, convertible bonds, mortgage pass-through securities, government and government agency securities, variable and floating rate bonds, preferred stock and short-term obligations such as commercial paper and notes, bank deposits and other financial obligations. In determining whether or not to invest in a particular debt security, the Adviser considers factors such as the price, coupon, yield to maturity, the credit quality of the issuer, the issuer’s cash flow and related coverage ratios, the property, if any, securing the obligation and the terms of the security, including subordination, default, sinking fund and early redemption provisions. If securities held by the Fund are downgraded below investment grade, the Adviser will consider whether to continue to hold the securities.
Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The greatest risk of investing in the Fund is that you could lose money. There is no assurance that the Fund will achieve its investment objective. Investments in the Fund also are subject to the following principal risks:

  Call Risk – During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund’s income.

  Credit Risk – If the Fund holds fixed income securities of a company that experiences financial problems, the securities will likely decline in value or the company may fail to make timely payments of interest or principal on the securities. A decline in the credit rating of an individual security held by the Fund may have an adverse impact on its price. Rating agencies might not always change their credit rating on an issuer or security in a timely manner to reflect events that could affect the issuer’s ability to make timely payments on its obligations.

  Government-Sponsored Enterprises Risk – Securities held by the Fund that are issued by government-sponsored enterprises, such as the Federal Home Loan Bank, Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, Federal Farm Credit Banks, and the Tennessee Valley Authority are not guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government. There is no assurance that the U.S. government will provide financial support if these organizations do not have the funds to meet future payment obligations. They are also subject to market risk, credit risk and interest rate risk. In addition, mortgage pass-through securities issued by government-sponsored enterprises are subject to prepayment risk and extension risk, discussed below.

  Inflation Risk – Higher actual or anticipated inflation may have an adverse effect on corporate profits or consumer spending and result in lower values for securities held by the Fund.

  Interest Rate Risk – Market values of fixed income securities are generally inversely related to actual changes in interest rates, and the Fund’s fixed income securities holdings and net asset value may decline if interest rates rise. As of the date of this prospectus, interest rates are at or near historic lows, but may rise significantly or rapidly in the future, potentially resulting in significant losses to the Fund. A bond’s market value is affected significantly by changes in interest rates – generally, when interest rates rise, the bond’s market value declines and when interest rates decline, its market value rises. Generally, a bond with a longer maturity will entail greater interest rate risk but have a higher yield. Conversely, a bond with a shorter maturity will entail less interest rate risk but have a lower yield. A bond’s value may also be affected by changes in its credit quality rating or the issuer’s financial condition.

  Liquidity Risk – The Fund is susceptible to the risk that certain investments held by the Fund may have limited marketability, and may be difficult to sell at favorable times or prices. The Fund could lose money if it is unable to dispose of an investment at a time that is most beneficial to the Fund.

  Market Risk – Factors that affect markets in general, including political, regulatory, market and economic developments and other developments that impact specific economic sectors, industries and segments of the market, could adversely impact the Fund’s investments and lead to a decline in the value of your investment in the Fund. Turbulence in financial markets and reduced liquidity in credit, fixed-income, or equity markets may negatively affect many issuers worldwide which could adversely affect the Fund. There is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as raising interest rates, also could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

  Mortgage Pass-Through Securities Risk – Investments in mortgage pass-through securities, including mortgage pass-through securities issued by a U.S. government sponsored enterprise, are subject to fixed-income securities risks which include, but are not limited to, interest rate risk and credit risk. Mortgage pass-through securities are also subject to prepayment risk, which is the risk that borrowers will prepay their mortgages and cause a decline in the Fund’s income and share price, and extension risk. Extension risk is the risk that mortgage payments will decline during times of rising interest rates and extend the duration of these securities, making them more sensitive to interest rate changes.

  Security Selection Risk – Securities held by the Fund may not perform as anticipated due to a number of factors impacting the company that issued the securities or its particular industry, such as poor operating or management performance, weak demand for the company’s products or services, the company’s failure to meet earnings or other operating performance expectations, financial leverage, or a decline in the issuer’s business and assets.

  U.S. Government Securities Risk – A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only by the applicable entity as to the timely payment of interest and principal when held to maturity. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. Like all bonds, U.S. Government bonds are also subject to market risk, credit risk and interest rate risk.

  Variable and Floating Rate Bond Risk – The interest rates payable on variable and floating rate bonds are not fixed and may fluctuate based upon changes in market rates. A variable rate obligation has an interest rate which is adjusted at predesignated periods in response to changes in the market rate of interest on which the interest rate is based. The interest rate on a floating rate bond is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. Variable and floating rate bonds are subject to interest rate risk and credit risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	The greatest risk of investing in the Fund is that you could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table that follow illustrate annual Fund returns for periods ended December 31. This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with an index that tracks the performance of fixed income securities and an index of funds with similar investment objectives. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.lkcmfunds.com or by calling the Fund toll-free at 1-800-688-LKCM.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow illustrate annual Fund returns for periods ended December 31. This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with an index that tracks the performance of fixed income securities and an index of funds with similar investment objectives.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-688-LKCM
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.lkcmfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns as of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown on the bar chart, the Fund’s best and worst quarters are shown below: Best and Worst Quarterly Returns

4.03%	3rd quarter, 2009
-1.41%	2nd quarter, 2013

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2014
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts.
LKCM Fixed Income Fund | LKCM Fixed Income Fund
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of the amount redeemed on shares held for less than 30 days)	rr_RedemptionFeeOverRedemption	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.70%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.50%	[1]
1 Year	rr_ExpenseExampleYear01	51
3 Years	rr_ExpenseExampleYear03	204
5 Years	rr_ExpenseExampleYear05	370
10 Years	rr_ExpenseExampleYear10	852
1 Year	rr_ExpenseExampleNoRedemptionYear01	51
3 Years	rr_ExpenseExampleNoRedemptionYear03	204
5 Years	rr_ExpenseExampleNoRedemptionYear05	370
10 Years	rr_ExpenseExampleNoRedemptionYear10	852
2005	rr_AnnualReturn2005	1.79%
2006	rr_AnnualReturn2006	3.96%
2007	rr_AnnualReturn2007	5.96%
2008	rr_AnnualReturn2008	2.99%
2009	rr_AnnualReturn2009	10.77%
2010	rr_AnnualReturn2010	5.82%
2011	rr_AnnualReturn2011	4.22%
2012	rr_AnnualReturn2012	5.44%
2013	rr_AnnualReturn2013	0.07%
2014	rr_AnnualReturn2014	1.72%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.03%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.41%)
1 Year	rr_AverageAnnualReturnYear01	1.72%
5 Years	rr_AverageAnnualReturnYear05	3.43%
10 Years	rr_AverageAnnualReturnYear10	4.24%
LKCM Fixed Income Fund | Return After Taxes on Distributions | LKCM Fixed Income Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.72%
5 Years	rr_AverageAnnualReturnYear05	2.23%
10 Years	rr_AverageAnnualReturnYear10	2.89%
LKCM Fixed Income Fund | Return After Taxes on Distributions and Sale of Fund Shares | LKCM Fixed Income Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.08%
5 Years	rr_AverageAnnualReturnYear05	2.25%
10 Years	rr_AverageAnnualReturnYear10	2.81%
LKCM Fixed Income Fund | Barclays U.S. Intermediate Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.13%
5 Years	rr_AverageAnnualReturnYear05	3.54%
10 Years	rr_AverageAnnualReturnYear10	4.10%
LKCM Fixed Income Fund | Lipper Short Intermediate Investment-Grade Debt Funds Index (reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.14%
5 Years	rr_AverageAnnualReturnYear05	3.35%
10 Years	rr_AverageAnnualReturnYear10	3.62%

[1]	Effective May 22, 2015, Luther King Capital Management Corporation (“Adviser”), the Fund’s investment adviser, has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund through May 31, 2016 in order to limit the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to 0.50%. This expense limitation excludes interest, taxes, brokerage commissions, indirect fees and expenses relating to investments in other investment companies, including money market funds, and extraordinary expenses. The fee waiver and expense reimbursement agreement may be terminated or changed only with the consent of the Board of Trustees.